Financial performance	12 Months Ended
Jun. 30, 2025
Financial performance [Abstract]
Financial performance
Section 2.	Financial performance

2.1.	Operating segments

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. An operating segment’s operating results are reviewed regularly by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Managing Director is considered to be the CODM and is empowered by the Board to allocate resources and assess the performance of the Group.

Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Description of segments

The Company operates predominantly as a mineral exploration and development company. The operating segments are based on the reports reviewed by the Managing Director for assessing performance and determining the allocation of resources and strategic decision making within the Group.

North America	Represents activity in the US, primarily in relation to Rhyolite Ridge and the Reno office.
Australia	Represents head office expenditure, including ASX listing costs, employee benefits, exchange gains and losses and corporate assets (predominantly cash).

Segment information provided to the CODM:

Segment information	North America						Australia						Total
	2025		2024		2023		2025		2024		2023		2025		2024		2023
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000

Exploration expenditure - non core		(37)		(31)		(45)		-		-		-		(37)		(31)		(45)
Other expenses		(1,899)		(2,383)		(1,356)		(1,888)		(1,467)		(2,328)		(3,787)		(3,850)		(3,684)
Reportable segment loss		(1,936)		(2,414)		(1,401)		(1,888)		(1,467)		(2,328)		(3,824)		(3,881)		(3,729)
Employee benefits and other expenses		(2,680)		(2,407)		(2,043)		(3,692)		(2,937)		(3,924)		(6,372)		(5,344)		(5,967)
Net financing income / (expense)		(3,173)		(1,802)		(25)		3,815		3,202		3,330		642		1,400		3,305
Net loss before income tax		(7,789)		(6,623)		(3,469)		(1,765)		(1,202)		(2,922)		(9,554)		(7,825)		(6,391)

Segment assets
Exploration assets		203,110		187,664		152,226		-		-		-		203,110		187,664		152,226
Other assets		9,443		8,576		5,258		20,988		28,235		48,835		30,431		36,811		54,093
Total assets		212,553		196,240		157,484		20,988		28,235		48,835		233,541		224,475		206,319
Segment liabilities
Payables		2,124		4,442		7,547		390		142		927		2,514		4,584		8,474
Provisions		165		177		167		297		251		201		462		428		368
Borrowings		-		1,200		-		-		-		-		-		1,200		-
Total current liabilities		2,289		5,819		7,714		687		393		1,128		2,976		6,212		8,842
Payables		267		(8)		78		-		50		-		267		42		78
Total non-current liabilities		267		(8)		78		-		50		-		267		42		78
Total liabilities		2,556		5,811		7,792		687		443		1,128		3,243		6,254		8,920
Net assets		209,997		190,429		149,692		20,301		27,792		47,707		230,298		218,221		197,399

Major customers

The Company has no major customers and nil revenues (2024 and 2023: nil).

2025	2024	2023
$’000	$’000	$’000

2.2.	Impairment write-off

Exploration expenditure written off	(37)	(31)	(45)
Total impairment	(37)	(31)	(45)

2.3.	Other expenses

General and administrative expenses	1,877	1,668	2,751
Consulting and professional costs	1,633	1,922	881
Depreciation and amortization	277	260	52
Total other expenses	3,787	3,850	3,684

2.4.	Net finance income / (costs)

Interest income from external providers	608	1,293	1,484
Other revenue	-	-	26
Net foreign exchange gain	45	118	1,811
Finance income	653	1,411	3,321

Bank charges	(9)	(9)	(6)
Net foreign exchange loss	-	-	-
Lease interest	(2)	(2)	(10)
Finance costs	(11)	(11)	(16)
Net finance income / (costs)	642	1,400	3,305

Interest income is recorded at the effective interest rate applicable to the financial instrument. Interest is recognized as it accrues (using the effective interest method, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument) to the net carrying amount of the financial asset.

2.5.	Earnings per share

	2025	2024	2023
	$’000	$’000	$’000

Earnings used in calculating earnings per share
Basic and diluted loss	(9,554)	(7,825)	(6,391)

Weighted average number of ordinary shares used as the denominator	Number	Number	Number

Issued ordinary shares - opening balance	2,325,614,708	2,098,818,267	2,091,299,420
Effect of shares issued	31,960,803	46,244,015	6,894,635

Weighted average number of ordinary shares	2,357,575,511	2,145,062,282	2,098,194,055

Weighted average number of ordinary shares (diluted)
Weighted average number of ordinary shares at 30 June for basic EPS	2,357,575,511	2,145,062,282	2,098,194,055
Effect of dilution from options and rights on issue	-	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,357,575,511	2,145,062,282	2,098,194,055

	Cents	Cents	Cents
Basic loss per share attributable to the ordinary equity holders of the company	(0.41)	(0.36)	(0.30)
Diluted loss per share attributable to the ordinary equity holders of the company	(0.41)	(0.36)	(0.30)

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. The effect of dilution from options and rights on issue in the financial year would be 64,922,144 (2024: 36,944,618 and 2023: 35,840,492). The impact the potential ordinary shares is treated as dilutive only when their conversion to ordinary shares would decrease EPS.